UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-ALPHA STRATEGY FUND July 31, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.23%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	8,295,054	$203,644
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	14,374,302	203,396
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	5,627,484	100,676
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	3,835,418	102,559
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I*(d)	5,987,855	101,434
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(c)	5,904,935	200,059
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(c)	6,125,922	100,404

Total Investments in Underlying Funds 100.23% (cost $842,771,935)		1,012,172

Liabilities in Excess of Other Assets (0.23)%		(2,299)

Net Assets 100.00%		$1,009,873

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.
(d)	Fund investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND July 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.41%

Aerospace & Defense 3.32%

Goodrich Corp.	281,852	$26,815
Rockwell Collins, Inc.	1,000,000	55,090
United Technologies Corp.	865,000	71,657

Total		153,562

Airlines 0.60%

Southwest Airlines Co.	2,785,000	27,739

Automobiles 1.45%

Ford Motor Co.*	5,500,000	67,155

Beverages 1.96%

Coca-Cola Co. (The)	345,000	23,463
Diageo plc ADR	550,000	44,682
PepsiCo, Inc.	350,000	22,414

Total		90,559

Biotechnology 3.87%

Amgen, Inc.*	1,670,000	91,349
Celgene Corp.*	1,336,400	79,248
Onyx Pharmaceuticals, Inc.*	251,300	8,288

Total		178,885

Capital Markets 5.68%

Affiliated Managers Group, Inc.*	363,800	37,955
Charles Schwab Corp. (The)	466,518	6,965
Invesco Ltd.	1,239,423	27,490
Lazard Ltd. Class A	1,658,600	55,729
LPL Investment Holdings, Inc.*	1,259,325	41,621
State Street Corp.	2,240,000	92,893

Total		262,653

Chemicals 3.47%

Air Products & Chemicals, Inc.	527,800	46,832
LyondellBasell Industries NV Class A (Netherlands)(a)	1,526,800	60,248
Mosaic Co. (The)	753,200	53,266

Total		160,346

Commercial Banks 4.96%

City National Corp.	600,000	32,208
Commerce Bancshares, Inc.	475,000	19,432
Cullen/Frost Bankers, Inc.	690,000	37,177
PNC Financial Services Group, Inc. (The)	1,235,000	67,048
Signature Bank*	402,579	23,817
TCF Financial Corp.	999,800	12,717
Wells Fargo & Co.	1,318,100	36,828

Total		229,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND July 31, 2011

Investments	Shares	Fair Value (000)
Computers & Peripherals 0.19%

EMC Corp.*	330,000	$8,606

Containers & Packaging 0.34%

Greif, Inc. Class A	256,294	15,647

Diversified Financial Services 0.74%

JPMorgan Chase & Co.	850,000	34,382

Electric: Utilities 1.35%

NextEra Energy, Inc.	1,125,000	62,156

Electronic Equipment, Instruments & Components 0.42%

Anixter International, Inc.	236,600	14,769
FLIR Systems, Inc.	165,200	4,536

Total		19,305

Energy Equipment & Services 3.55%

Baker Hughes, Inc.	393,400	30,441
GulfMark Offshore, Inc. Class A*	230,760	11,247
Halliburton Co.	1,370,000	74,980
Schlumberger Ltd.	30,374	2,745
Superior Energy Services, Inc.*	510,000	21,160
Tidewater, Inc.	435,000	23,638

Total		164,211

Food & Staples Retailing 1.32%

CVS Caremark Corp.	1,671,400	60,755

Food Products 3.90%

Archer Daniels Midland Co.	2,982,497	90,608
Bunge Ltd.	1,300,000	89,453

Total		180,061

Health Care Equipment & Supplies 4.09%

Cooper Cos., Inc. (The)	198,374	15,174
Kinetic Concepts, Inc.*	600,000	40,164
NuVasive, Inc.*	1,433,100	41,015
St. Jude Medical, Inc.	600,000	27,900
Zimmer Holdings, Inc.*	1,080,000	64,822

Total		189,075

Health Care Providers & Services 4.94%

Express Scripts, Inc.*	1,070,000	58,058
HCA Holdings, Inc.*	890,818	23,767
Humana, Inc.	480,000	35,799
McKesson Corp.	494,900	40,146
UnitedHealth Group, Inc.	1,425,000	70,723

Total		228,493

Household Durables 1.28%

Fortune Brands, Inc.	820,000	49,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND July 31, 2011

Investments	Shares	Fair Value (000)
Household Durables (continued)

Harman International Industries, Inc.	235,000	$9,776

Total		59,148

Household Products 0.66%

Colgate-Palmolive Co.	360,000	30,377

Information Technology Services 2.08%

Accenture plc Class A (Ireland)(a)	505,000	29,866
Booz Allen Hamilton Holding Corp.*	603,800	10,983
MasterCard, Inc. Class A	120,000	36,390
Western Union Co. (The)	975,000	18,925

Total		96,164

Insurance 2.70%

Berkshire Hathaway, Inc. Class B*	879,000	65,196
Marsh & McLennan Cos., Inc.	2,025,000	59,717

Total		124,913

Life Sciences Tools & Services 2.68%

Charles River Laboratories International, Inc.*	1,128,100	44,617
Thermo Fisher Scientific, Inc.*	1,315,000	79,018

Total		123,635

Machinery 5.91%

Dover Corp.	760,000	45,957
Eaton Corp.	601,100	28,823
Kennametal, Inc.	703,778	27,750
Pall Corp.	705,000	34,954
Parker Hannifin Corp.	288,200	22,774
Robbins & Myers, Inc.	285,000	13,748
SPX Corp.	375,000	28,215
Trinity Industries, Inc.	1,567,600	46,699
WABCO Holdings, Inc.*	383,701	24,192

Total		273,112

Media 5.71%

Interpublic Group of Cos., Inc. (The)	7,796,082	76,480
Omnicom Group, Inc.	1,976,800	92,751
Time Warner, Inc.	1,930,000	67,859
Walt Disney Co. (The)	695,000	26,841

Total		263,931

Metals & Mining 3.15%

Agnico-Eagle Mines Ltd. (Canada)(a)	160,600	8,953
Barrick Gold Corp. (Canada)(a)	1,800,000	85,626
Carpenter Technology Corp.	265,000	15,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND July 31, 2011

Investments	Shares	Fair Value (000)
Metals & Mining (continued)

Reliance Steel & Aluminum Co.	765,000	$35,963

Total		145,764

Multi-Line Retail 0.26%

Macy’s, Inc.	423,109	12,215

Office Electronics 0.03%

Zebra Technologies Corp. Class A*	38,600	1,544

Oil, Gas & Consumable Fuels 16.49%

Anadarko Petroleum Corp.	1,140,000	94,118
Apache Corp.	245,000	30,311
Chevron Corp.	512,060	53,265
CONSOL Energy, Inc.	650,000	34,840
Devon Energy Corp.	550,000	43,285
El Paso Corp.	2,970,211	61,038
EQT Corp.	735,000	46,658
Exxon Mobil Corp.	2,368,800	189,007
Forest Oil Corp.*	1,575,000	40,950
Imperial Oil Ltd. (Canada)(a)	765,000	33,683
QEP Resources, Inc.	680,000	29,804
Range Resources Corp.	880,000	57,341
Southwestern Energy Co.*	1,068,000	47,590

Total		761,890

Paper & Forest Products 0.88%

International Paper Co.	1,374,461	40,821

Pharmaceuticals 4.27%

Merck & Co., Inc.	600,000	20,478
Teva Pharmaceutical Industries Ltd. ADR	1,650,000	76,956
Warner Chilcott plc Class A (Ireland)(a)	2,410,485	50,668
Watson Pharmaceuticals, Inc.*	735,000	49,341

Total		197,443

Road & Rail 0.43%

Kansas City Southern*	335,500	19,912

Semiconductors & Semiconductor Equipment 1.49%

Intel Corp.	1,920,000	42,873
Texas Instruments, Inc.	865,000	25,734

Total		68,607

Software 1.38%

Adobe Systems, Inc.*	1,664,100	46,129
Intuit, Inc.*	375,200	17,522

Total		63,651

Specialty Retail 0.86%

Guess?, Inc.	592,300	22,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-FUNDAMENTAL EQUITY FUND July 31, 2011

Investments	Shares	Fair Value (000)
Specialty Retail (continued)

Penske Automotive Group, Inc.	775,000	$17,151

Total		39,729

Total Common Stocks (cost $3,915,180,178)		4,455,673

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.74%

Repurchase Agreement

Repurchase Agreement dated 7/29/2011, 0.01% due 8/1/2011 with Fixed Income Clearing Corp. collateralized by $50,000,000 of Federal Home Loan Bank at 0.05% due 12/7/2011, $49,190,000 of Federal National Mortgage Assoc. at Zero Coupon due 12/6/2011 and $29,830,000 of Federal Home Loan Mortgage Corp. at 1.125% due 12/15/2011; value: $129,144,150; proceeds: $126,607,191 (cost $126,607,085)	$126,607	126,607

Total Investments in Securities 99.15% (cost $4,041,787,263)		4,582,280

Other Assets in Excess of Liabilities 0.85%		39,283

Net Assets 100.00%		$4,621,563

ADR  American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-GROWTH LEADERS FUND July 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 95.29%

Aerospace & Defense 2.99%

BE Aerospace, Inc.*	2,674	$106
Precision Castparts Corp.	694	112
United Technologies Corp.	996	83

Total		301

Auto Components 0.79%

BorgWarner, Inc.*	1,006	80

Beverages 2.01%

Coca-Cola Co. (The)	1,958	133
Hansen Natural Corp.*	908	70

Total		203

Biotechnology 3.75%

Alexion Pharmaceuticals, Inc.*	1,789	102
Biogen Idec, Inc.*	855	87
Celgene Corp.*	1,939	115
Cepheid, Inc.*	1,966	74

Total		378

Capital Markets 1.25%

Franklin Resources, Inc.	995	126

Chemicals 2.83%

Albemarle Corp.	717	48
Celanese Corp. Series A	2,131	118
Monsanto Co.	1,626	119

Total		285

Commercial Banks 0.94%

SVB Financial Group*	1,560	95

Commercial Services & Supplies 0.57%

Clean Harbors, Inc.*	1,080	57

Communications Equipment 2.43%

Polycom, Inc.*	1,602	44
QUALCOMM, Inc.	3,674	201

Total		245

Computers & Peripherals 7.23%

Apple, Inc.*	1,180	461
EMC Corp.*	3,401	89
International Business Machines Corp.	981	178

Total		728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-GROWTH LEADERS FUND July 31, 2011

Investments	Shares	Fair Value (000)
Consumer Finance 2.08%

American Express Co.	2,864	$143
Capital One Financial Corp.	1,380	66

Total		209

Electrical Equipment 0.82%

Polypore International, Inc.*	561	38
Rockwell Automation, Inc.	624	45

Total		83

Electronic Equipment, Instruments & Components 0.47%

IPG Photonics Corp.*	780	47

Energy Equipment & Services 6.46%

CARBO Ceramics, Inc.	299	47
Core Laboratories NV (Netherlands)(a)	409	44
Halliburton Co.	4,211	230
Helmerich & Payne, Inc.	673	47
National Oilwell Varco, Inc.	843	68
Schlumberger Ltd.	2,380	215

Total		651

Food & Staples Retailing 0.97%

Whole Foods Market, Inc.	1,469	98

Food Products 0.99%

Green Mountain Coffee Roasters, Inc.*	961	100

Health Care Equipment & Supplies 1.88%

Insulet Corp.*	2,445	48
Intuitive Surgical, Inc.*	351	141

Total		189

Health Care Providers & Services 1.61%

Express Scripts, Inc.*	1,300	70
UnitedHealth Group, Inc.	1,849	92

Total		162

Health Care Technology 2.70%

athenahealth, Inc.*	1,252	74
Cerner Corp.*	1,556	103
SXC Health Solutions Corp.*	1,508	95

Total		272

Hotels, Restaurants & Leisure 5.15%

Chipotle Mexican Grill, Inc.*	223	72
McDonald’s Corp.	1,651	143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SECURITIES TRUST-GROWTH LEADERS FUND July 31, 2011

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure (continued)

Starbucks Corp.	2,375	$95
Wynn Resorts Ltd.	738	113
Yum! Brands, Inc.	1,810	96

Total		519

Household Durables 1.18%

Tempur-Pedic International, Inc.*	996	72
Tupperware Brands Corp.	757	47

Total		119

Household Products 0.71%

Colgate-Palmolive Co.	843	71

Information Technology Services 2.66%

Accenture plc Class A (Ireland)(a)	1,435	85
MasterCard, Inc. Class A	605	183

Total		268

Internet & Catalog Retail 3.49%

Amazon.com, Inc.*	1,134	252
priceline.com, Inc.*	184	99

Total		351

Internet Software & Services 6.66%

Baidu, Inc. ADR*	888	140
eBay, Inc.*	2,913	95
Google, Inc. Class A*	532	321
LinkedIn Corp. Class A*	430	43
NetEase.com, Inc. ADR*	1,423	72

Total		671

Life Sciences Tools & Services 0.50%

Illumina, Inc.*	792	50

Machinery 4.81%

Caterpillar, Inc.	615	61
Chart Industries, Inc.*	1,399	74
Cummins, Inc.	900	94
Danaher Corp.	876	43
Joy Global, Inc.	729	69
Robbins & Myers, Inc.	1,492	72
Wabtec Corp.	1,116	72

Total		485

Metals & Mining 0.51%

Molycorp, Inc.*	796	51

Oil, Gas & Consumable Fuels 4.02%

Apache Corp.	556	69

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-GROWTH LEADERS FUND July 31, 2011

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels (continued)

Continental Resources, Inc.*	1,333	$92
Occidental Petroleum Corp.	948	93
Range Resources Corp.	1,495	97
Southwestern Energy Co.*	1,220	54

Total		405

Personal Products 1.59%

Estee Lauder Cos., Inc. (The) Class A	909	95
Herbalife Ltd.	1,157	65

Total		160

Pharmaceuticals 1.65%

Allergan, Inc.	1,172	95
Watson Pharmaceuticals, Inc.*	1,054	71

Total		166

Road & Rail 1.20%

Kansas City Southern*	2,043	121

Semiconductors & Semiconductor Equipment 2.17%

Altera Corp.	1,542	63
ARM Holdings plc ADR	3,086	89
NetLogic Microsystems, Inc.*	1,943	67

Total		219

Software 6.04%

Ariba, Inc.*	2,288	76
Check Point Software Technologies Ltd. (Israel)*(a)	2,002	115
Electronic Arts, Inc.*	3,139	70
NetSuite, Inc.*	1,882	74
salesforce.com, Inc.*	667	97
VMware, Inc. Class A*	1,768	177

Total		609

Specialty Retail 3.52%

Abercrombie & Fitch Co. Class A	980	72
Bed Bath & Beyond, Inc.*	1,509	88
Tiffany & Co.	1,534	122
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,161	73

Total		355

Textiles, Apparel & Luxury Goods 4.38%

Coach, Inc.	1,905	123
Fossil, Inc.*	385	48
lululemon athletica, Inc. (Canada)*(a)	1,126	68
NIKE, Inc. Class B	1,702	154
Under Armour, Inc. Class A*	653	48

Total		441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-GROWTH LEADERS FUND July 31, 2011

Investments	Shares	Fair Value (000)
Tobacco 1.19%

Philip Morris International, Inc.	1,690	$120

Trading Companies & Distributors 1.09%

Fastenal Co.	3,274	110

Total Common Stocks (cost $9,711,512)		9,600

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.83%

Repurchase Agreement

Repurchase Agreement dated 7/29/2011, 0.01% due 8/1/2011 with Fixed Income Clearing Corp. collateralized by $395,000 of Federal Home Loan Mortgage Corp. at 0.05% due 12/20/2011; value: $394,803; proceeds: $385,520 (cost $385,520)	$386	$386

Total Investments in Securities 99.12% (cost $10,097,032)		9,986

Other Assets in Excess of Liabilities 0.88%		89

Net Assets 100.00%		$10,075

ADR  American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 97.23%

COMMON STOCKS 96.71%

Belgium 1.67%

Beverages
Anheuser-Busch InBev NV	293,793	$16,970

Brazil 1.69%

Commercial Banks 0.51%
Banco do Brasil SA	307,500	5,213

Household Durables 0.75%
PDG Realty SA Empreendimentos e Participacoes	1,450,784	7,671

Water Utilities 0.43%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	72,600	4,333

Total Brazil		17,217

Canada 4.01%

Metals & Mining 2.35%
First Quantum Minerals Ltd.	64,875	8,994
Yamana Gold, Inc.	1,147,300	14,892

		23,886

Oil, Gas & Consumable Fuels 1.66%
Bankers Petroleum Ltd.*	1,138,895	7,152
Canadian Oil Sands Ltd.	355,100	9,704

		16,856

Total Canada		40,742

China 0.69%

Machinery
Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd. H Shares	3,535,480	6,968

Denmark 0.87%

Beverages
Carlsberg AS Class B	89,697	8,823

France 5.13%

Aerospace & Defense 1.47%
Safran SA	359,476	14,995

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Construction & Engineering 1.36%
Vinci SA	236,796	$13,787

Electrical Equipment 1.14%
Alstom SA	219,690	11,602

Multi-Line Retail 1.16%
PPR	63,493	11,769

Total France		52,153

Germany 5.49%

Air Freight & Logistics 1.24%
Deutsche Post AG Registered Shares	709,760	12,565

Health Care Equipment & Supplies 1.50%
Fresenius SE & Co. KGaA	142,436	15,258

Household Products 1.15%
Henkel KGaA	214,888	11,744

Software 1.60%
SAP AG	259,135	16,251

Total Germany		55,818

Greece 0.56%

Electric: Utilities
Public Power Corp. SA	462,096	5,690

Hong Kong 2.77%

Auto Components 0.74%
Minth Group Ltd.	4,694,000	7,541

Chemicals 0.53%
Huabao International Holdings Ltd.	6,379,000	5,402

Real Estate Management & Development 0.87%
Wharf Holdings Ltd. (The)	1,192,700	8,776

Water Utilities 0.63%
Guangdong Investment Ltd.	11,846,000	6,399

Total Hong Kong		28,118

Indonesia 1.77%

Commercial Banks 0.89%
PT Bank Negara Indonesia (Persero) Tbk	17,344,314	9,078

Oil, Gas & Consumable Fuels 0.88%
PT Bumi Resources Tbk	24,892,500	8,929

Total Indonesia		18,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Ireland 0.97%

Information Technology Services
Accenture plc Class A	167,175	$9,887

Israel 2.43%

Chemicals 1.01%
Israel Chemicals Ltd.	609,154	10,242

Pharmaceuticals 1.42%
Teva Pharmaceutical Industries Ltd. ADR	310,845	14,498

Total Israel		24,740

Italy 2.93%

Commercial Banks 1.39%
Intesa Sanpaolo SpA	6,074,278	14,105

Diversified Telecommunication Services 0.80%
Telecom Italia SpA	6,453,872	8,137

Electric: Utilities 0.74%
Enel SpA	1,315,135	7,597

Total Italy		29,839

Japan 20.34%

Auto Components 1.84%
Bridgestone Corp.	752,600	18,711

Automobiles 1.80%
Honda Motor Co., Ltd.	456,390	18,259

Chemicals 1.04%
Asahi Kasei Corp.	1,498,000	10,605

Commercial Banks 1.36%
Bank of Yokohama Ltd. (The)	2,811,000	13,802

Consumer Finance 0.95%
ORIX Corp.	88,870	9,628

Diversified Telecommunication Services 1.37%
Nippon Telegraph & Telephone Corp.	283,000	13,969

Electric: Utilities 1.05%
Kansai Electric Power Co., Inc. (The)	632,000	10,656

Electronic Equipment, Instruments & Components 1.81%
Hitachi Ltd.	1,761,000	10,957
Nippon Electric Glass Co., Ltd.	592,000	7,490

		18,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Household Durables 0.78%
Sony Corp.	314,400	$7,951

Office Electronics 1.17%
Canon, Inc.	245,100	11,939

Oil, Gas & Consumable Fuels 1.34%
JX Holdings, Inc.	1,879,400	13,598

Real Estate Management & Development 1.27%
Sumitomo Realty & Development Co., Ltd.	520,000	12,874

Road & Rail 1.71%
East Japan Railway Co.	276,500	17,383

Trading Companies & Distributors 2.85%
Mitsui & Co., Ltd.	759,000	14,345
Sumitomo Corp.	1,035,000	14,627

		28,972

Total Japan		206,794

Netherlands 2.58%

Diversified Financial Services 0.98%
ING Groep NV CVA*	922,399	9,967

Food & Staples Retailing 1.07%
Koninklijke Ahold NV	815,100	10,878

Industrial Conglomerates 0.53%
Koninklijke Philips Electronics NV	215,291	5,367

Total Netherlands		26,212

Norway 3.32%

Chemicals 1.50%
Yara International ASA	265,263	15,204

Commercial Banks 0.82%
DnB NOR ASA	574,400	8,385

Diversified Telecommunication Services 1.00%
Telenor ASA	607,985	10,185

Total Norway		33,774

Poland 0.64%

Electric: Utilities
PGE SA	782,583	6,528

Russia 0.89%

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	628,400	9,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Singapore 2.71%

Commercial Banks 1.41%
DBS Group Holdings Ltd.	1,107,100	$14,279

Industrial Conglomerates 1.30%
Keppel Corp., Ltd.	1,439,400	13,233

Total Singapore		27,512

South Korea 3.20%

Auto Components 1.72%
Hyundai Mobis	48,463	17,467

Commercial Banks 0.96%
DGB Financial Group, Inc*	617,190	9,776

Semiconductors & Semiconductor Equipment 0.52%
Samsung Electronics Co., Ltd.	6,584	5,271

Total South Korea		32,514

Spain 0.24%

Transportation Infrastructure
Abertis Infraestructuras SA	135,291	2,494

Sweden 1.47%

Communications Equipment
Telefonaktiebolaget LM Ericsson ADR	1,192,500	14,906

Switzerland 5.10%

Chemicals 0.75%
Syngenta AG Registered Shares*	23,865	7,671

Food Products 1.25%
Nestle SA Registered Shares	198,204	12,655

Insurance 0.91%
Swiss Re Ltd.*	164,471	9,260

Pharmaceuticals 2.19%
Novartis AG Registered Shares	360,729	22,229

Total Switzerland		51,815

Taiwan 0.65%

Computers & Peripherals
Wistron Corp.	3,954,065	6,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Thailand 1.26%

Commercial Banks
Bangkok Bank Public Co., Ltd.	2,156,700	$12,763

Turkey 0.69%

Diversified Telecommunication Services
Turk Telekomunikasyon AS	1,643,837	7,006

United Kingdom 22.64%

Commercial Banks 3.11%
Barclays plc	2,528,837	9,257
HSBC Holdings plc	797,697	7,784
HSBC Holdings plc ADR	152,995	7,477
Lloyds Banking Group plc*	9,098,428	6,474
Lloyds Banking Group plc ADR*	231,300	643

		31,635

Food & Staples Retailing 1.15%
Tesco plc	1,862,323	11,722

Health Care Equipment & Supplies 1.19%
Smith & Nephew plc	1,145,154	12,049

Insurance 1.48%
Aviva plc	767,661	5,025
Prudential plc	885,873	10,034

		15,059

Media 2.32%
Pearson plc	551,542	10,629
Reed Elsevier plc	1,428,152	12,987

		23,616

Metals & Mining 3.16%
Anglo American plc	215,492	10,258
Vedanta Resources plc	327,212	9,507
Xstrata plc	583,472	12,407

		32,172

Multi-Utilities 1.25%
National Grid plc	1,297,043	12,710

Oil, Gas & Consumable Fuels 2.90%
BG Group plc	434,811	10,306
Tullow Oil plc	947,250	19,125

		29,431

Pharmaceuticals 1.37%
GlaxoSmithKline plc ADR	314,395	13,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Real Estate Investment Trusts 0.64%
British Land Co. plc	672,157	$6,454

Tobacco 2.17%
British American Tobacco plc	228,078	10,560
Imperial Tobacco Group plc	330,748	11,493

		22,053

Wireless Telecommunication Services 1.90%
Vodafone Group plc	6,848,067	19,334

Total United Kingdom		230,200

Total Common Stocks (cost $849,768,049)		983,184

PREFERRED STOCK 0.52%

Brazil

Independent Power Producers & Energy Traders
Companhia Energetica de Sao Paulo B Shares* (cost $4,270,192)	257,500	5,313

Total Long-Term Investments (cost $854,038,241)		988,497

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.33%

Repurchase Agreement

Repurchase Agreement dated 7/29/2011, 0.01% due 8/1/2011 with Fixed Income Clearing Corp. collateralized by $3,470,000 of Federal Home Loan Bank at 0.05% due 10/14/2011; value: $3,468,265; proceeds: $3,396,621 (cost $3,396,618)	$3,397	3,397

Total Investments in Securities 97.56% (cost $857,434,859)		991,894

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 2.44%		24,772

Net Assets 100.00%		$1,016,666

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL CORE EQUITY FUND July 31, 2011

Open Forward Foreign Currency Exchange Contracts at July 31, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	Barclays Bank plc	9/26/2011	15,200,000	$15,931,120	$16,585,271	$654,151
Australian dollar	Buy	Goldman Sachs	10/24/2011	42,870,000	44,650,820	46,611,709	1,960,889
euro	Buy	Merrill Lynch	10/24/2011	13,000,000	18,548,400	18,641,975	93,575
euro	Buy	Barclays Bank plc	11/18/2011	14,800,000	20,832,628	21,209,751	377,123
Japanese yen	Buy	UBS AG	9/20/2011	1,477,500,000	18,297,893	19,203,777	905,884
Swiss franc	Buy	Merrill Lynch	10/24/2011	19,830,000	23,574,868	25,225,809	1,650,941
Brazilian real	Sell	Morgan Stanley	9/16/2011	11,180,000	6,749,985	7,135,152	(385,167)
British pound	Sell	Credit Suisse	10/24/2011	16,425,000	26,560,703	26,937,233	(376,530)
Canadian dollar	Sell	Morgan Stanley	10/24/2011	15,835,000	16,243,025	16,542,472	(299,447)
Israeli new shekel	Sell	Goldman Sachs	9/26/2011	38,646,500	11,025,791	11,254,019	(228,228)
Japanese yen	Sell	UBS AG	9/20/2011	1,477,500,000	18,269,159	19,203,777	(934,618)
Norwegian krone	Sell	UBS AG	10/24/2011	60,300,000	10,811,877	11,140,093	(328,216)
South Korean won	Sell	Merrill Lynch	9/16/2011	10,735,000,000	9,791,135	10,149,591	(358,456)

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,731,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 93.79%

COMMON STOCKS 91.59%

Argentina 1.10%

Oil, Gas & Consumable Fuels
YPF SA ADR	181,100	$7,709

Australia 11.70%

Beverages 0.99%
Coca-Cola Amatil Ltd.	557,757	6,924

Commercial Banks 0.95%
National Australia Bank Ltd.	252,163	6,649

Construction & Engineering 0.97%
Leighton Holdings Ltd.	293,952	6,817

Diversified Financial Services 1.44%
ASX Ltd.	307,961	10,102

Diversified Telecommunication Services 1.51%
Telstra Corp., Ltd.	3,225,023	10,594

Electric: Utilities 1.60%
Spark Infrastructure Group†	7,887,189	11,264

Food & Staples Retailing 1.32%
Metcash Ltd.	2,034,836	9,300

Health Care Providers & Services 0.77%
Sonic Healthcare Ltd.	404,665	5,397

Insurance 0.94%
QBE Insurance Group Ltd.	366,968	6,612

Multi-Utilities 0.72%
DUET Group	2,992,794	5,096

Real Estate Investment Trusts 0.49%
GPT Group	1,039,144	3,436

Total Australia		82,191

Brazil 3.59%

Commercial Banks 0.74%
Banco do Brasil SA	309,600	5,249

Diversified Telecommunication Services 1.60%
Telecomunicacoes de Sao Paulo SA ADR	353,900	11,226

Insurance 0.76%
Sul America SA Unit	456,800	5,331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Brazil (continued)

Water Utilities 0.49%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	57,400	$3,426

Total Brazil		25,232

Czech Republic 3.38%

Commercial Banks 0.71%
Komercni Banka AS	22,245	4,970

Electric: Utilities 2.67%
CEZ AS	363,176	18,780

Total Czech Republic		23,750

Finland 0.68%

Pharmaceuticals
Orion OYJ Class B	197,803	4,786

France 3.35%

Construction & Engineering 1.29%
Vinci SA	155,594	9,059

Multi-Line Retail 1.18%
PPR	44,632	8,273

Pharmaceuticals 0.88%
Sanofi	79,726	6,220

Total France		23,552

Germany 2.75%

Air Freight & Logistics 1.28%
Deutsche Post AG Registered Shares	508,020	8,993

Electric: Utilities 1.47%
E. On AG	374,464	10,342

Total Germany		19,335

Greece 0.55%

Electric: Utilities
Public Power Corp. SA	312,129	3,844

Hong Kong 2.12%

Communications Equipment 1.26%
VTech Holdings Ltd.	756,300	8,830

Water Utilities 0.86%
Guangdong Investment Ltd.	11,240,000	6,072

Total Hong Kong		14,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Hungary 1.15%

Diversified Telecommunication Services
Magyar Telekom
Telecommunications plc	2,789,108	$8,070

Israel 2.06%

Chemicals 0.78%
Israel Chemicals Ltd.	327,539	5,507

Diversified Telecommunication Services 1.28%
Bezeq The Israeli Telecommunication Corp., Ltd.	3,697,513	8,957

Total Israel		14,464

Italy 4.07%

Commercial Banks 0.61%
Intesa Sanpaolo SpA	1,848,524	4,292

Diversified Telecommunication Services 1.16%
Telecom Italia SpA	6,491,539	8,185

Electric: Utilities 0.74%
Enel SpA	896,885	5,181

Hotels, Restaurants & Leisure 0.43%
Lottomatica SpA*	152,707	3,033

Oil, Gas & Consumable Fuels 1.13%
Eni SpA ADR	182,680	7,906

Total Italy		28,597

Japan 7.55%

Diversified Telecommunication Services 1.46%
Nippon Telegraph & Telephone Corp.	208,200	10,277

Electric: Utilities 1.12%
Kansai Electric Power Co., Inc. (The)	468,200	7,894

Office Electronics 1.41%
Canon, Inc.	202,900	9,884

Real Estate Investment Trusts 1.03%
ORIX JREIT, Inc.	1,314	7,254

Trading Companies & Distributors 2.53%
Mitsui & Co., Ltd.	479,600	9,064
Sumitomo Corp.	617,000	8,720

		17,784

Total Japan		53,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Luxembourg 0.23%

Metals & Mining
ArcelorMittal	50,913	$1,595

Netherlands 1.23%

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc ADR	117,800	8,665

New Zealand 0.79%

Construction Materials
Fletcher Building Ltd.	775,374	5,540

Norway 6.23%

Diversified Telecommunication Services 1.48%
Telenor ASA	621,942	10,419

Energy Equipment & Services 3.08%
Fred. Olsen Energy ASA	281,131	10,902
Seadrill Ltd.	307,686	10,695

		21,597

Food Products 0.54%
Marine Harvest	6,505,833	3,787

Specialty Retail 1.13%
Statoil Fuel & Retail ASA*	855,590	7,945

Total Norway		43,748

Poland 1.21%

Diversified Telecommunication Services
Telekomunikacja Polska SA	1,360,151	8,525

Portugal 1.09%

Electric: Utilities
EDP-Energias de Portugal SA	2,208,006	7,678

Singapore 4.59%

Airlines 0.72%
Singapore Airlines Ltd.	431,000	5,068

Commercial Banks 1.27%
DBS Group Holdings Ltd.	691,975	8,925

Diversified Telecommunication Services 1.01%
Singapore Telecommunications Ltd.	2,549,000	7,113

Real Estate Investment Trusts 1.59%
CapitaRetail China Trust	5,454,000	5,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Singapore (continued)

Real Estate Investment Trusts (continued)
Suntec REIT	4,328,000	$5,517

		11,134

Total Singapore		32,240

South Africa 1.15%

Metals & Mining
Kumba Iron Ore Ltd.	105,664	8,067

Spain 4.97%

Commercial Banks 0.65%
Banco Bilbao Vizcaya Argentaria SA	433,787	4,581

Diversified Financial Services 1.00%
Bolsas y Mercados Espanoles SA	245,097	7,028

Diversified Telecommunication Services 1.24%
Telefonica SA	390,019	8,714

Insurance 0.85%
Mapfre SA	1,666,299	5,935

Oil, Gas & Consumable Fuels 0.74%
Repsol YPF SA	164,554	5,208

Transportation Infrastructure 0.49%
Abertis Infraestructuras SA	187,088	3,449

Total Spain		34,915

Sweden 1.55%

Diversified Telecommunication Services
Tele2 AB B Shares	509,719	10,881

Switzerland 2.49%

Insurance 1.01%
Swiss Re Ltd.*	125,957	7,091

Pharmaceuticals 1.48%
Novartis AG Registered Shares	168,682	10,395

Total Switzerland		17,486

Taiwan 1.75%

Computers & Peripherals 0.73%
Wistron Corp.	3,054,000	5,137

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Taiwan (continued)

Semiconductors & Semiconductor Equipment 1.02%
Siliconware Precision Industries Co. ADR	1,447,220	$7,135

Total Taiwan		12,272

Thailand 1.39%

Real Estate Management & Development
L.P.N. Development pcl	25,712,100	9,742

Turkey 0.81%

Automobiles 0.15%
Ford Otomotiv Sanayi AS	137,948	1,086

Diversified Telecommunication Services 0.66%
Turk Telekomunikasyon AS	1,088,925	4,641

Total Turkey		5,727

United Kingdom 18.06%

Commercial Banks 0.92%
HSBC Holdings plc	664,031	6,480

Consumer Finance 1.45%
Provident Financial plc	557,118	10,206

Electric: Utilities 0.83%
Scottish & Southern Energy plc	271,680	5,829

Food & Staples Retailing 0.98%
Tesco plc	1,094,557	6,889

Food Products 1.32%
Unilever plc	289,479	9,256

Insurance 2.77%
Aviva plc	516,846	3,383
Catlin Group Ltd.	1,577,300	10,729
Prudential plc	470,429	5,328

		19,440

Internet & Catalog Retail 0.67%
Home Retail Group plc	2,101,687	4,678

Media 1.09%
Reed Elsevier plc	842,157	7,658

Metals & Mining 0.52%
Vedanta Resources plc	125,153	3,636

Multi-Utilities 1.22%
National Grid plc	877,775	8,602

Pharmaceuticals 1.51%
GlaxoSmithKline plc	473,535	10,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Real Estate Investment Trusts 0.98%
British Land Co. plc	717,667	$6,891

Tobacco 1.95%
British American Tobacco plc	111,343	5,155
Imperial Tobacco Group plc	246,479	8,565

		13,720

Wireless Telecommunication Services 1.85%
Vodafone Group plc	4,615,803	13,032

Total United Kingdom		126,919

Total Common Stocks (cost $612,620,771)		643,525

PREFERRED STOCKS 2.20%

Brazil 1.14%

Electric: Utilities
Companhia Energetica do Ceara	352,800	8,001

Germany 1.06%

Media
ProSiebenSat.1 Media AG	288,594	7,466

Total Preferred Stocks (cost $14,766,591)		15,467

Total Long-Term Investments (cost $627,387,362)		658,992

	Principal Amount (000)
SHORT-TERM INVESTMENT 5.21%

Repurchase Agreement

Repurchase Agreement dated 7/29/2011, 0.01% due 8/1/2011 with Fixed Income Clearing Corp. collateralized by $37,290,000 of Federal Home Loan Bank at 0.32% due 11/30/2011, value: $37,336,613; proceeds: $36,604,422 (cost $36,604,391)	$36,604	36,604

Total Investments in Securities 99.00% (cost $663,991,753)		695,596

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 1.00%		7,008

Net Assets 100.00%		$702,604

ADR American Depositary Receipt.

Unit More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL DIVIDEND INCOME FUND July 31, 2011

Open Forward Foreign Currency Exchange Contracts at July 31, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	UBS AG	9/12/2011	16,120,000	$17,058,184	$17,620,397	$562,213
Australian dollar	Buy	Goldman Sachs	10/24/2011	4,620,000	4,811,915	5,023,235	211,320
Brazilian real	Buy	Goldman Sachs	8/1/2011	18,000,000	11,483,254	11,606,538	123,284
Canadian dollar	Buy	Credit Suisse	8/26/2011	2,120,000	2,214,354	2,217,682	3,328
Canadian dollar	Buy	Merrill Lynch	10/14/2011	11,030,000	11,241,681	11,525,565	283,884
Canadian dollar	Buy	Morgan Stanley	10/24/2011	4,540,000	4,656,983	4,742,837	85,854
euro	Buy	Barclays Bank plc	8/1/2011	11,450,000	16,087,250	16,452,497	365,247
euro	Buy	Goldman Sachs	8/8/2011	15,140,000	21,500,011	21,751,841	251,830
euro	Buy	Credit Suisse	10/7/2011	25,650,000	37,195,065	36,798,478	(396,587)
euro	Buy	Goldman Sachs	11/14/2011	17,700,000	24,723,183	25,368,228	645,045
Indonesian rupiah	Buy	UBS AG	8/1/2011	80,000,000,000	9,116,809	9,408,997	292,188
Israeli new shekel	Buy	PB Financial Services, Inc.	8/1/2011	28,300,000	8,046,173	8,270,622	224,449
Israeli new shekel	Buy	UBS AG	8/29/2011	38,800,000	11,313,042	11,320,497	7,455
Israeli new shekel	Buy	Merrill Lynch	12/1/2011	28,300,000	8,202,423	8,209,032	6,609
Norwegian krone	Buy	UBS AG	10/24/2011	91,850,000	16,622,930	16,968,782	345,852
Singapore dollar	Buy	UBS AG	10/24/2011	5,965,000	4,916,303	4,954,940	38,637
Turkish lira	Buy	Credit Suisse	10/24/2011	17,700,000	10,467,798	10,316,715	(151,083)
Brazilian real	Sell	Goldman Sachs	8/1/2011	18,000,000	10,723,861	11,606,538	(882,677)
British pound	Sell	PB Financial Services, Inc.	8/30/2011	7,800,000	12,847,536	12,799,656	47,880
British pound	Sell	Credit Suisse	10/24/2011	5,590,000	9,039,533	9,167,679	(128,146)
euro	Sell	Barclays Bank plc	8/1/2011	11,450,000	16,255,954	16,452,497	(196,543)
euro	Sell	Goldman Sachs	8/8/2011	15,140,000	21,474,061	21,751,841	(277,780)
euro	Sell	Credit Suisse	10/7/2011	21,960,000	31,109,634	31,504,662	(395,028)
Indonesian rupiah	Sell	UBS AG	8/1/2011	80,000,000,000	9,357,820	9,408,997	(51,177)
Japanese yen	Sell	Morgan Stanley	9/26/2011	455,000,000	5,564,388	5,914,238	(349,850)
Japanese yen	Sell	Morgan Stanley	10/24/2011	929,100,000	11,585,178	12,080,084	(494,906)
Japanese yen	Sell	Morgan Stanley	10/24/2011	914,300,000	11,321,339	11,887,656	(566,317)
Norwegian krone	Sell	UBS AG	10/24/2011	29,700,000	5,325,253	5,486,912	(161,659)
Norwegian krone	Sell	UBS AG	10/24/2011	62,150,000	11,358,237	11,481,871	(123,634)
Singapore dollar	Sell	UBS AG	10/24/2011	5,965,000	4,830,816	4,954,940	(124,124)
Swiss franc	Sell	Merrill Lynch	9/26/2011	7,370,000	8,346,451	9,371,728	(1,025,277)
Turkish lira	Sell	Credit Suisse	10/24/2011	17,700,000	10,746,160	10,316,715	429,445

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,400,268)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 96.58%

COMMON STOCKS 96.13%

Australia 3.58%

Chemicals 1.68%
Incitec Pivot Ltd.	1,593,463	$6,915

Metals & Mining 0.94%
Medusa Mining Ltd.	501,130	3,870

Trading Companies & Distributors 0.96%
Emeco Holdings Ltd.	3,107,808	3,927

Total Australia		14,712

Brazil 3.17%

Electric: Utilities 0.87%
Companhia de Transmissao de Energia Eletrica Paulista*	1,059	32
Equatorial Energia SA	477,200	3,538

		3,570

Insurance 1.43%
Brasil Insurance Participacoes e Administracao SA	460,000	5,870

Real Estate Management & Development 0.87%
BR Properties SA	322,300	3,579

Total Brazil		13,019

Canada 4.10%

Metals & Mining 3.28%
Centerra Gold, Inc.	211,568	4,147
Inmet Mining Corp.	58,359	4,031
Quadra FNX Mining Ltd.*	332,432	5,292

		13,470

Oil, Gas & Consumable Fuels 0.82%
Bankers Petroleum Ltd.*	535,100	3,361

Total Canada		16,831

Finland 1.00%

Leisure Equipment & Products
Amer Sports OYJ A Shares	268,738	4,086

France 2.84%

Beverages 1.28%
Remy Cointreau SA	58,582	5,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Computers & Peripherals 0.50%
Gemalto NV	42,696	$2,039

Media 1.06%
Ipsos SA	92,091	4,367

Total France		11,642

Germany 8.98%

Aerospace & Defense 1.29%
MTU Aero Engines Holding AG	71,641	5,306

Building Products 0.92%
NORMA Group*	138,701	3,777

Chemicals 0.56%
Symrise GmbH & Co. AG	83,941	2,297

Electrical Equipment 0.54%
Tognum AG*	59,845	2,218

Industrial Conglomerates 1.28%
Rheinmetall AG	62,568	5,251

Life Sciences Tools & Services 1.57%
Gerresheimer AG	127,068	6,443

Machinery 0.51%
Deutz AG*	218,539	2,116

Semiconductors & Semiconductor Equipment 0.69%
Dialog Semiconductor plc*	144,369	2,845

Trading Companies & Distributors 0.84%
Kloeckner & Co. SE	140,809	3,440

Transportation Infrastructure 0.78%
Hamburger Hafen und Logistik AG	79,774	3,192

Total Germany		36,885

Hong Kong 5.23%

Auto Components 1.40%
Minth Group Ltd.	3,584,000	5,758

Building Products 0.72%
Yuanda China Holdings Ltd.*	14,838,000	2,970

Communications Equipment 0.80%
VTech Holdings Ltd.	281,800	3,290

Construction & Engineering 1.31%
China State Construction International Holdings Ltd.	5,344,800	5,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Hotels, Restaurants & Leisure 1.00%
REXLot Holdings Ltd.	50,000,000	$4,106

Total Hong Kong		21,480

India 1.03%

Real Estate Management & Development
Housing Development & Infrastructure Ltd.*	1,316,650	4,249

Ireland 1.81%

Beverages 1.27%
C&C Group plc	1,027,463	5,226

Machinery 0.54%
Charter International plc	167,673	2,202

Total Ireland		7,428

Italy 3.98%

Beverages 1.05%
Davide Campari-Milano SpA	522,150	4,314

Electric: Utilities 0.74%
Iren SpA	1,851,486	3,059

Internet & Catalog Retail 1.06%
Yoox SpA*	255,318	4,362

Textiles, Apparel & Luxury Goods 1.13%
Safilo Group SpA*	170,136	2,303
Salvatore Ferragamo Italia SpA*	121,839	2,320

		4,623

Total Italy		16,358

Japan 17.95%

Chemicals 0.98%
ZEON Corp.	371,000	4,038

Communications Equipment 0.47%
Hitachi Kokusai Electric, Inc.	240,000	1,952

Containers & Packaging 1.60%
FP Corp.	101,000	6,560

Diversified Consumer Services 1.11%
Benesse Holdings, Inc.	105,100	4,553

Electronic Equipment, Instruments & Components 0.74%
Nippon Electric Glass Co., Ltd.	240,000	3,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Health Care Equipment & Supplies 1.03%
Hogy Medical Co., Ltd.	94,200	$4,222

Household Durables 0.77%
Makita Corp.	67,400	3,178

Information Technology Services 0.51%
Obic Co., Ltd.	10,640	2,102

Internet & Catalog Retail 2.63%
DeNA Co., Ltd.	101,200	5,054
Start Today Co., Ltd.	230,900	5,735

		10,789

Internet Software & Services 0.50%
Gree, Inc.	89,200	2,047

Machinery 2.98%
Hitachi Construction Machinery Co., Ltd.	128,400	2,905
Nabtesco Corp.	241,900	6,134
Sumitomo Heavy Industries Ltd.	456,000	3,204

		12,243

Multi-Line Retail 1.27%
Don Quijote Co., Ltd.	151,500	5,217

Real Estate Investment Trusts 0.64%
United Urban Investment Corp.	2,179	2,618

Software 1.11%
Capcom Co., Ltd.	173,800	4,554

Specialty Retail 0.98%
Nitori Holdings Co., Ltd.	41,400	4,028

Wireless Telecommunication Services 0.63%
Okinawa Cellular Telephone Co.	1,126	2,596

Total Japan		73,733

Mexico 1.01%

Beverages
Arca Continental SAB de CV	757,266	4,149

Netherlands 1.90%

Professional Services 0.99%
Brunel International NV	96,459	4,040

Semiconductors & Semiconductor Equipment 0.91%
ASM International NV	131,121	3,751

Total Netherlands		7,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Norway 2.19%

Energy Equipment & Services 1.47%
Aker Drilling ASA*	530,047	$1,615
Electromagnetic GeoServices ASA*	1,446,540	3,076
Ocean Rig UDW, Inc.*	79,065	1,336

		6,027

Specialty Retail 0.72%
Statoil Fuel & Retail ASA*	319,124	2,963

Total Norway		8,990

Philippines 3.41%

Commercial Banks 1.16%
Banco de Oro Unibank, Inc.	3,134,710	4,757

Real Estate Management & Development 2.25%
Filinvest Land, Inc.	131,520,000	4,057
Megaworld Corp.	99,691,000	5,181

		9,238

Total Philippines		13,995

Singapore 1.26%

Real Estate Investment Trusts
Suntec REIT	4,056,000	5,171

South Africa 1.16%

Specialty Retail
Lewis Group Ltd.	376,888	4,777

South Korea 2.30%

Auto Components 1.24%
Mando Corp.	25,783	5,099

Commercial Banks 1.06%
DGB Financial Group, Inc*	275,490	4,364

Total South Korea		9,463

Spain 1.75%

Food Products
Ebro Foods SA	171,078	3,326
Viscofan SA	104,057	3,880

Total Spain		7,206

Sweden 2.16%

Commercial Services & Supplies 1.33%
Intrum Justitia AB	352,467	5,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Sweden (continued)

Food & Staples Retailing 0.83%
Axfood AB	88,013	$3,394

Total Sweden		8,870

Switzerland 2.43%

Capital Markets 1.20%
EFG International AG*	445,987	4,919

Household Durables 0.69%
Forbo Holding AG Registered Shares*	3,924	2,837

Specialty Retail 0.54%
Dufry Group Registered Shares*	18,933	2,238

Total Switzerland		9,994

Taiwan 0.71%

Computers & Peripherals
Wistron Corp.	1,722,566	2,897

United Kingdom 22.18%

Airlines 0.94%
easyJet plc*	642,624	3,871

Capital Markets 1.29%
3i Group plc	1,198,529	5,278

Chemicals 1.30%
Croda International plc	170,383	5,331

Commercial Services & Supplies 2.92%
Aggreko plc	158,018	5,014
Babcock International Group plc	264,932	2,933
Regus plc	2,317,250	4,028

		11,975

Consumer Finance 0.57%
Provident Financial plc	128,506	2,354

Electrical Equipment 0.05%
Ceres Power Holdings plc*	371,701	192

Electronic Equipment, Instruments & Components 0.24%
Premier Farnell plc	315,468	1,005

Hotels, Restaurants & Leisure 1.67%
Bwin.Party Digital Entertainment plc*	2,248,922	5,002
Sportingbet plc	2,059,776	1,876

		6,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND July 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Industrial Conglomerates 0.82%
Lonrho plc*	11,342,292	$3,351

Insurance 2.31%
Amlin plc	741,816	4,908
Catlin Group Ltd.	671,244	4,566

		9,474

Internet Software & Services 1.10%
Telecity Group plc*	498,627	4,526

Media 1.17%
Aegis Group plc	1,882,894	4,791

Metals & Mining 0.91%
New World Resources plc A Shares	284,976	3,737

Multi-Line Retail 1.47%
Debenhams plc	2,877,339	3,153
Next plc	74,515	2,905

		6,058

Oil, Gas & Consumable Fuels 2.79%
Afren plc*	1,265,635	2,915
Dragon Oil plc	597,275	5,225
Max Petroleum plc*	5,644,961	1,390
Premier Oil plc*	286,905	1,912

		11,442

Professional Services 2.11%
Intertek Group plc	128,843	4,050
Michael Page International plc	560,587	4,615

		8,665

Specialty Retail 0.52%
Carphone Warehouse Group plc*	316,720	2,146

Total United Kingdom		91,074

Total Common Stocks (cost $341,826,036)		394,800

PREFERRED STOCK 0.45%

Brazil

Machinery
Marcopolo SA (cost $1,490,219)	455,858	1,861

Total Long-Term Investments (cost $343,316,255)		396,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND July 31, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.87%

Repurchase Agreement

Repurchase Agreement dated 7/29/2011, 0.01% due 8/1/2011 with Fixed Income Clearing Corp. collateralized by $7,830,000 of Federal Farm Credit Bank at 0.47% due 11/30/2011; value: $7,849,575; proceeds: $7,691,090 (cost $7,691,084)	$7,691	$7,691

Total Investments in Securities 98.45% (cost $351,007,339)		404,352

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 1.55%		6,365

Net Assets 100.00%		$410,717

*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-INTERNATIONAL OPPORTUNITIES FUND July 31, 2011

Open Forward Foreign Currency Exchange Contracts at July 31, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	UBS AG	8/8/2011	2,780,000	$2,832,959	$3,052,185	$219,226
Australian dollar	Buy	Goldman Sachs	10/24/2011	8,110,000	8,446,890	8,817,844	370,954
Canadian dollar	Buy	Goldman Sachs	8/8/2011	5,275,000	5,453,324	5,520,232	66,908
Canadian dollar	Buy	Morgan Stanley	10/24/2011	19,955,000	20,469,186	20,846,544	377,358
euro	Buy	Merrill Lynch	9/6/2011	2,225,000	3,292,778	3,194,635	(98,143)
euro	Buy	Merrill Lynch	10/24/2011	2,915,000	4,159,122	4,180,104	20,982
Singapore dollar	Buy	Credit Suisse	10/14/2011	6,550,000	5,299,782	5,440,686	140,904
South Korean won	Buy	PB Financial Services, Inc.	10/11/2011	9,000,000,000	8,297,225	8,494,614	197,389
Swiss franc	Buy	Goldman Sachs	8/2/2011	5,540,000	6,020,757	7,038,943	1,018,186
Swiss franc	Buy	Goldman Sachs	8/8/2011	6,158,250	6,700,377	7,825,085	1,124,708
Swiss franc	Buy	Goldman Sachs	12/2/2011	5,540,000	6,911,091	7,051,575	140,484
Brazilian real	Sell	UBS AG	8/8/2011	6,571,000	4,172,593	4,230,458	(57,865)
Brazilian real	Sell	UBS AG	8/8/2011	12,000,000	7,249,003	7,725,688	(476,685)
British pound	Sell	Barclays Bank plc	9/6/2011	3,950,000	6,578,855	6,481,393	97,462
British pound	Sell	Credit Suisse	10/24/2011	7,383,000	11,938,976	12,108,225	(169,249)
Philippine peso	Sell	UBS AG	10/11/2011	405,000,000	9,361,997	9,552,750	(190,753)
Singapore dollar	Sell	Credit Suisse	10/14/2011	6,550,000	5,423,937	5,440,686	(16,749)
Swiss franc	Sell	Goldman Sachs	8/2/2011	5,540,000	6,902,567	7,038,943	(136,376)

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,628,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND July 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.47%

Aerospace & Defense 1.47%

Honeywell International, Inc.	5,470	$290
Raytheon Co.	1,600	72
United Technologies Corp.	4,360	361

Total		723

Automobiles 1.35%

Ford Motor Co.*	38,140	466
General Motors Co.*	7,260	201

Total		667

Beverages 1.01%

Coca-Cola Co. (The)	3,840	261
PepsiCo, Inc.	3,700	237

Total		498

Biotechnology 0.62%

Amgen, Inc.*	3,390	185
Human Genome Sciences, Inc.*	5,700	120

Total		305

Capital Markets 4.93%

Bank of New York Mellon Corp. (The)	5,384	135
Goldman Sachs Group, Inc. (The)	8,890	1,200
Morgan Stanley	22,710	505
State Street Corp.	6,880	285
T. Rowe Price Group, Inc.	5,360	305

Total		2,430

Chemicals 4.87%

Agrium, Inc. (Canada)(a)	2,590	226
Dow Chemical Co. (The)	25,450	888
E.I. du Pont de Nemours & Co.	7,450	383
Monsanto Co.	5,560	409
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	8,600	497

Total		2,403

Commercial Banks 7.30%

BB&T Corp.	2,850	73
Comerica, Inc.	8,140	261
Fifth Third Bancorp	37,610	476
PNC Financial Services Group, Inc. (The)	11,730	637
Regions Financial Corp.	30,790	187
SunTrust Banks, Inc.	18,550	454
Wells Fargo & Co.	54,080	1,511

Total		3,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND July 31, 2011

Investments	Shares	Fair Value (000)
Computers & Peripherals 1.42%

Dell, Inc.*	19,870	$323
EMC Corp.*	11,740	306
Hewlett-Packard Co.	1,990	70

Total		699

Consumer Finance 1.43%

Capital One Financial Corp.	14,790	707

Containers & Packaging 0.29%

Owens-Illinois, Inc.*	6,110	142

Diversified Financial Services 7.11%

Bank of America Corp.	114,619	1,113
Citigroup, Inc.	17,599	675
JPMorgan Chase & Co.	42,490	1,718

Total		3,506

Diversified Telecommunication Services 4.04%

AT&T, Inc.	35,753	1,046
CenturyLink, Inc.	13,170	489
Verizon Communications, Inc.	13,020	459

Total		1,994

Electric: Utilities 1.27%

Duke Energy Corp.	9,450	176
NextEra Energy, Inc.	2,030	112
Progress Energy, Inc.	1,660	78
Southern Co.	6,630	262

Total		628

Electronic Equipment, Instruments & Components 1.03%

Arrow Electronics, Inc.*	3,430	119
Avnet, Inc.*	5,790	169
Corning, Inc.	13,680	218

Total		506

Energy Equipment & Services 2.33%

Cameron International Corp.*	1,240	69
Halliburton Co.	6,460	354
Schlumberger Ltd.	8,019	725

Total		1,148

Food & Staples Retailing 1.00%

CVS Caremark Corp.	13,530	492

Food Products 0.44%

General Mills, Inc.	2,690	100
Kraft Foods, Inc. Class A	3,455	119

Total		219

Health Care Equipment & Supplies 0.78%

Baxter International, Inc.	6,630	386

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND July 31, 2011

Investments	Shares	Fair Value (000)
Health Care Providers & Services 4.03%

AmerisourceBergen Corp.	5,540	$212
CIGNA Corp.	1,990	99
HCA Holdings, Inc.*	4,730	126
McKesson Corp.	6,550	532
UnitedHealth Group, Inc.	16,690	828
WellPoint, Inc.	2,800	189

Total		1,986

Hotels, Restaurants & Leisure 2.62%

Carnival Corp.	19,470	648
Marriott International, Inc. Class A	12,989	422
Starwood Hotels & Resorts Worldwide, Inc.	4,010	221

Total		1,291

Household Products 2.05%

Colgate-Palmolive Co.	4,380	369
Procter & Gamble Co. (The)	10,420	641

Total		1,010

Industrial Conglomerates 1.88%

General Electric Co.	51,810	928

Insurance 1.63%

MetLife, Inc.	8,210	339
Prudential Financial, Inc.	7,930	465

Total		804

Life Sciences Tools & Services 0.86%

Thermo Fisher Scientific, Inc.*	7,040	423

Machinery 2.77%

Caterpillar, Inc.	4,760	470
Eaton Corp.	11,274	541
Joy Global, Inc.	2,280	214
Parker Hannifin Corp.	1,790	141

Total		1,366

Media 7.50%

Comcast Corp. Class A	23,380	562
News Corp. Class A	29,190	468
Omnicom Group, Inc.	12,370	580
Time Warner Cable, Inc.	6,463	474
Time Warner, Inc.	13,570	477
Viacom, Inc. Class B	5,810	281
Walt Disney Co. (The)	22,160	856

Total		3,698

Metals & Mining 2.91%

Barrick Gold Corp. (Canada)(a)	3,540	168
Cliffs Natural Resources, Inc.	5,660	508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND July 31, 2011

Investments	Shares	Fair Value (000)
Metals & Mining (continued)

Freeport-McMoRan Copper & Gold, Inc.	9,080	$481
Nucor Corp.	590	23
United States Steel Corp.	6,320	253

Total		1,433

Multi-Line Retail 0.80%

J.C. Penney Co., Inc.	2,470	76
Kohl’s Corp.	910	50
Target Corp.	5,270	271

Total		397

Multi-Utilities 0.17%

PG&E Corp.	2,060	85

Oil, Gas & Consumable Fuels 13.35%

Anadarko Petroleum Corp.	5,760	476
Apache Corp.	4,340	537
Canadian Natural Resources Ltd. (Canada)(a)	660	27
Cenovus Energy, Inc. (Canada)(a)	1,880	72
Chevron Corp.	15,520	1,614
ConocoPhillips	5,210	375
Devon Energy Corp.	2,740	216
El Paso Corp.	18,370	377
EOG Resources, Inc.	780	80
Exxon Mobil Corp.	8,281	661
Hess Corp.	9,950	682
Occidental Petroleum Corp.	6,890	676
Range Resources Corp.	2,980	194
Southwestern Energy Co.*	4,020	179
Suncor Energy, Inc. (Canada)(a)	11,020	421

Total		6,587

Paper & Forest Products 0.29%

International Paper Co.	4,910	146

Pharmaceuticals 6.08%

Johnson & Johnson	9,410	610
Merck & Co., Inc.	23,770	811
Pfizer, Inc.	67,180	1,293
Teva Pharmaceutical Industries Ltd. ADR	6,120	285

Total		2,999

Real Estate Investment Trusts 0.85%

Host Hotels & Resorts, Inc.	26,358	418

Road & Rail 2.72%

CSX Corp.	4,710	116
Hertz Global Holdings, Inc.*	59,540	838
Union Pacific Corp.	3,780	387

Total		1,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-LARGE CAP VALUE FUND July 31, 2011

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 1.11%

Intel Corp.	4,740	$106
Micron Technology, Inc.*	18,030	133
Texas Instruments, Inc.	10,420	310

Total		549

Software 2.69%

Activision Blizzard, Inc.	8,010	95
Adobe Systems, Inc.*	15,330	425
Microsoft Corp.	21,470	588
Oracle Corp.	7,120	218

Total		1,326

Specialty Retail 0.57%

Home Depot, Inc. (The)	8,040	281

Tobacco 0.90%

Altria Group, Inc.	9,580	252
Philip Morris International, Inc.	2,720	193

Total		445

Total Common Stocks (cost $40,765,940)		48,565

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.11%

Repurchase Agreement

Repurchase Agreement dated 7/29/2011, 0.01% due 8/1/2011 with Fixed Income Clearing Corp. collateralized by $1,065,000 of Federal Home Loan Bank at 0.05% due 10/14/2011; value: $1,064,468; proceeds: $1,041,230 (cost $1,041,229)	$1,041	1,041

Total Investments in Securities 100.58% (cost $41,807,169)		49,606

Liabilities in Excess of Other Assets (0.58)%		(284)

Net Assets 100.00%		$49,322

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-MICRO CAP GROWTH FUND July 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.51%

Auto Components 0.75%

Westport Innovations, Inc. (Canada)*(a)	36,077	$925

Biotechnology 3.69%

Amarin Corp. plc ADR*	85,628	1,159
Genomic Health, Inc.*	58,688	1,576
NPS Pharmaceuticals, Inc*	187,021	1,807

Total		4,542

Building Products 0.95%

Ameresco, Inc. Class A*	86,640	1,166

Capital Markets 2.32%

Allot Communications Ltd. (Israel)*(a)	72,456	1,074
Financial Engines, Inc.*	52,058	1,237
Noah Holdings Ltd. ADR*	41,233	545

Total		2,856

Chemicals 0.93%

Koppers Holdings, Inc.	31,036	1,149

Commercial Banks 2.34%

Bancorp, Inc. (The)*	100,233	902
Texas Capital Bancshares, Inc.*	39,160	1,070
Western Alliance Bancorp*	129,416	910

Total		2,882

Commercial Services & Supplies 0.06%

EnerNOC, Inc.*	4,314	72

Communications Equipment 2.48%

Oplink Communications, Inc.*	46,118	779
ShoreTel, Inc.*	267,010	2,275

Total		3,054

Construction & Engineering 2.44%

MYR Group, Inc.*	123,757	3,006

Consumer Finance 0.79%

Dollar Financial Corp.*	44,995	972

Diversified Consumer Services 1.20%

K12, Inc.*	46,134	1,480

Diversified Financial Services 2.27%

Encore Capital Group, Inc.*	56,275	1,539
MarketAxess Holdings, Inc.	48,033	1,255

Total		2,794

Electrical Equipment 2.71%

Capstone Turbine Corp.*	964,504	1,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-MICRO CAP GROWTH FUND July 31, 2011

Investments	Shares	Fair Value (000)
Electrical Equipment (continued)

Thermon Group Holdings, Inc.*	138,213	$1,935

Total		3,334

Electronic Equipment, Instruments & Components 4.01%

FARO Technologies, Inc.*	58,975	2,404
Maxwell Technologies, Inc.*	111,803	1,886
NeoPhotonics Corp.*	87,280	644

Total		4,934

Energy Equipment & Services 1.78%

Global Geophysical Services, Inc.*	128,646	2,195

Health Care Equipment & Supplies 10.08%

Cyberonics, Inc.*	24,096	654
DexCom, Inc.*	125,453	1,779
Endologix, Inc.*	326,135	2,961
Insulet Corp.*	75,029	1,475
MAKO Surgical Corp.*	44,493	1,282
Merit Medical Systems, Inc.*	61,451	963
Neogen Corp.*	63	3
NxStage Medical, Inc.*	46,752	860
OraSure Technologies, Inc.*	37,442	344
Palomar Medical Technologies, Inc.*	89,818	891
Synovis Life Technologies, Inc.*	71,840	1,198

Total		12,410

Health Care Providers & Services 2.66%

Epocrates, Inc.*	74,204	1,220
IPC The Hospitalist Co., Inc.*	20,856	943
MedQuist Holdings, Inc.*	6,100	82
MWI Veterinary Supply, Inc.*	11,567	1,030

Total		3,275

Health Care Technology 0.63%

Transcend Services, Inc.*	26,605	773

Hotels, Restaurants & Leisure 4.66%

BJ’s Restaurants, Inc.*	19,788	917
Bravo Brio Restaurant Group, Inc.*	95,373	2,132
Caribou Coffee Co., Inc.*	97,650	1,290
Peet’s Coffee & Tea, Inc.*	23,882	1,395

Total		5,734

Household Durables 1.61%

iRobot Corp.*	56,671	1,981

Information Technology Services 2.95%

Echo Global Logistics, Inc.*	74,174	1,109
RightNow Technologies, Inc.*	41,039	1,393
ServiceSource International, Inc.*	60,760	1,134

Total		3,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-MICRO CAP GROWTH FUND July 31, 2011

Investments	Shares	Fair Value (000)
Internet & Catalog Retail 0.64%

Shutterfly, Inc.*	14,369	$782

Internet Software & Services 9.61%

comScore, Inc.*	55,409	1,208
Constant Contact, Inc.*	37,255	705
Cornerstone OnDemand, Inc.*	54,234	889
Jiayuan.com International Ltd. ADR*	60,600	872
Liquidity Services, Inc.*	120,098	2,904
LivePerson, Inc.*	121,033	1,490
NIC, Inc.	101,532	1,297
Responsys, Inc.*	43,444	633
Vocus, Inc.*	63,557	1,816
Zillow, Inc.*	545	18

Total		11,832

Life Sciences Tools & Services 1.88%

Caliper Life Sciences, Inc.*	87,566	714
Fluidigm Corp.*	58,605	994
Pacific Biosciences of California, Inc.*	54,615	601

Total		2,309

Machinery 4.47%

Chart Industries, Inc.*	30,974	1,644
Dynamic Materials Corp.	39,621	840
RBC Bearings, Inc.*	39,780	1,510
Sun Hydraulics Corp.	52,976	1,510

Total		5,504

Metals & Mining 1.40%

Materion Corp.*	45,129	1,720

Oil, Gas & Consumable Fuels 1.84%

Kodiak Oil & Gas Corp.*	189,467	1,287
Magnum Hunter Resources Corp.*	136,831	982

Total		2,269

Personal Products 1.46%

Inter Parfums, Inc.	89,716	1,798

Pharmaceuticals 1.79%

Akorn, Inc.*	113,149	784
Sagent Pharmaceuticals, Inc.*	51,100	1,424

Total		2,208

Real Estate Management & Development 1.38%

Altisource Portfolio Solutions SA (Luxembourg)*(a)	50,224	1,700

Road & Rail 0.31%

Zipcar, Inc.*	16,600	387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-MICRO CAP GROWTH FUND July 31, 2011

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 5.06%

CEVA, Inc.*	44,121	$1,333
Inphi Corp.*	85,031	1,079
MaxLinear, Inc. Class A*	84,461	562
RDA Microelectronics, Inc. ADR*	93,100	844
Volterra Semiconductor Corp.*	93,516	2,410

Total		6,228

Software 5.81%

Convio, Inc.*	165,335	1,680
NetQin Mobile, Inc. ADR*	93,647	723
Sourcefire, Inc.*	52,916	1,301
Synchronoss Technologies, Inc.*	40,667	1,189
Velti plc (Ireland)*(a)	137,074	2,263

Total		7,156

Specialty Retail 6.41%

Body Central Corp.*	119,667	2,572
Francesca’s Holdings Corp.*	6,393	168
Hibbett Sports, Inc.*	47,656	1,870
Select Comfort Corp.*	108,831	1,830
Zumiez, Inc.*	54,339	1,444

Total		7,884

Textiles, Apparel & Luxury Goods 1.25%

Maidenform Brands, Inc.*	59,390	1,535

Thrifts & Mortgage Finance 0.66%

First PacTrust Bancorp, Inc.	55,000	814

Trading Companies & Distributors 1.23%

Rush Enterprises, Inc. Class A*	75,800	1,515

Total Common Stocks (cost $103,128,289)		118,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-MICRO CAP GROWTH FUND July 31, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.63%

Repurchase Agreement

Repurchase Agreement dated 7/29/2011, 0.01% due 8/1/2011 with Fixed Income Clearing Corp. collateralized by $3,310,000 of Federal Home Loan Bank at 0.05% due 10/14/2011; value: $3,308,345; proceeds: $3,239,010 (cost $3,239,007)	$3,239	$3,239

Total Investments in Securities 99.14% (cost $106,367,296)		122,050

Other Assets in Excess of Liabilities 0.86%		1,053

Net Assets 100.00%		$123,103

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-MICRO CAP VALUE FUND July 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.02%

Aerospace & Defense 0.55%

CPI Aerostructures, Inc.*	57,900	$817

Auto Components 2.50%

Drew Industries, Inc.	88,200	1,879
Modine Manufacturing Co.*	122,192	1,822

Total		3,701

Automobiles 1.38%

Dorman Products, Inc.*	57,300	2,047

Chemicals 7.80%

Balchem Corp.	29,300	1,282
KMG Chemicals, Inc.	121,448	2,036
LSB Industries, Inc.*	56,500	2,245
OMNOVA Solutions, Inc.*	278,300	1,881
Quaker Chemical Corp.	43,900	1,780
TPC Group, Inc.*	57,800	2,321

Total		11,545

Commercial Banks 9.05%

Bancorp Rhode Island, Inc.	10,658	468
Bank of Marin Bancorp	33,288	1,282
Bryn Mawr Bank Corp.	57,482	1,156
MidSouth Bancorp, Inc.	130,200	1,762
Northrim BanCorp, Inc.	59,074	1,166
Sandy Spring Bancorp, Inc.	104,700	1,871
SCBT Financial Corp.	32,902	963
Southern National Bancorp of Virginia, Inc.*	112,953	791
Sterling Bancorp	220,500	2,084
Washington Banking Co.	141,901	1,840

Total		13,383

Commercial Services & Supplies 9.88%

CDI Corp.	97,400	1,262
McGrath RentCorp	69,100	1,799
Metalico, Inc.*	135,019	740
Mobile Mini, Inc.*	118,900	2,510
Multi-Color Corp.	160,086	4,311
Team, Inc.*	81,300	2,175
TMS International Corp. Class A*	147,200	1,822

Total		14,619

Communications Equipment 2.47%

Anaren, Inc.*	91,200	1,825
Bel Fuse, Inc. Class B	96,500	1,835

Total		3,660

Computers & Peripherals 0.54%

Electronics for Imaging, Inc.*	46,400	799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-MICRO CAP VALUE FUND July 31, 2011

Investments	Shares	Fair Value (000)
Construction & Engineering 1.24%

MYR Group, Inc.*	75,600	$1,836

Diversified Financial Services 1.24%

Marlin Business Services Corp.*	146,728	1,831

Electrical Equipment 3.37%

AZZ, Inc.	16,700	836
Powell Industries, Inc.*	47,900	1,846
Thermon Group Holdings, Inc.*	164,300	2,300

Total		4,982

Electronic Equipment, Instruments & Components 3.97%

CTS Corp.	243,025	2,389
Mercury Computer Systems, Inc.*	82,200	1,380
Methode Electronics, Inc.	199,200	2,108

Total		5,877

Energy Equipment & Services 1.45%

Tesco Corp.*	100,700	2,141

Food & Staples Retailing 2.00%

Chefs Warehouse Holdings LLC*	44,600	792
Pantry, Inc. (The)*	121,800	2,170

Total		2,962

Food Products 2.07%

Overhill Farms, Inc.*	594,457	3,061

Gas Utilities 0.82%

Chesapeake Utilities Corp.	31,300	1,209

Health Care Equipment & Supplies 3.11%

ICU Medical, Inc.*	60,300	2,562
Merit Medical Systems, Inc.*	129,825	2,034

Total		4,596

Health Care Providers & Services 2.19%

Continucare Corp.*	399,600	2,526
CorVel Corp.*	15,320	707

Total		3,233

Health Care Technology 0.61%

Transcend Services, Inc.*	31,124	904

Hotels, Restaurants & Leisure 2.89%

Famous Dave’s of America, Inc.*	63,000	646
Marcus Corp. (The)	113,532	1,099
Summit Hotel Properties, Inc.	224,000	2,527

Total		4,272

Insurance 1.04%

Donegal Group, Inc. Class A	128,308	1,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-MICRO CAP VALUE FUND July 31, 2011

Investments	Shares	Fair Value (000)
Machinery 7.60%

Columbus McKinnon Corp.*	105,800	$1,740
Commercial Vehicle Group, Inc.*	171,328	1,816
Dynamic Materials Corp.	78,900	1,673
Kadant, Inc.*	88,109	2,318
L.B. Foster Co. Class A	63,361	2,202
RBC Bearings, Inc.*	39,220	1,489

Total		11,238

Metals & Mining 1.74%

Universal Stainless & Alloy Products, Inc.*	57,631	2,576

Paper & Forest Products 1.24%

Neenah Paper, Inc.	90,900	1,835

Personal Products 1.43%

Medifast, Inc.*	109,600	2,115

Professional Services 4.20%

Barrett Business Services, Inc.	51,800	773
CRA International, Inc.*	4,312	116
Exponent, Inc.*	35,539	1,486
Kforce, Inc.*	122,700	1,691
SFN Group, Inc.*	153,900	2,142

Total		6,208

Road & Rail 2.76%

Celadon Group, Inc.*	113,500	1,553
Marten Transport Ltd.	91,203	1,876
Saia, Inc.*	43,000	648

Total		4,077

Semiconductors & Semiconductor Equipment 3.92%

AXT, Inc.*	101,823	889
FormFactor, Inc.*	143,100	1,315
Lattice Semiconductor Corp.*	310,300	1,924
Pericom Semiconductor Corp.*	204,777	1,675

Total		5,803

Specialty Retail 5.50%

America’s Car-Mart, Inc.*	64,800	2,193
Asbury Automotive Group, Inc.*	80,300	1,729
Pier 1 Imports, Inc.*	153,355	1,685
Shoe Carnival, Inc.*	80,200	2,534

Total		8,141

Thrifts & Mortgage Finance 2.78%

First PacTrust Bancorp, Inc.	134,917	1,997
Territorial Bancorp, Inc.	101,100	2,111

Total		4,108

Trading Companies & Distributors 5.47%

Essex Rental Corp.*	317,800	1,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-MICRO CAP VALUE FUND July 31, 2011

Investments	Shares	Fair Value (000)
Trading Companies & Distributors (continued)

H&E Equipment Services, Inc.*	148,200	$1,778
Rush Enterprises, Inc. Class A*	115,600	2,311
Rush Enterprises, Inc. Class B*	10,630	178
SeaCube Container Leasing Ltd.	143,200	2,078

Total		8,099

Transportation Infrastructure 1.21%

CAI International, Inc.*	102,400	1,797

Total Common Stocks (cost $123,103,140)		145,014

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.36%

Repurchase Agreement

Repurchase Agreement dated 7/29/2011, 0.01% due 8/1/2011 with Fixed Income Clearing Corp. collateralized by $6,580,000 of Federal Home Loan Bank at 0.05% due 10/14/2011; value: $6,576,710; proceeds: $6,445,215 (cost $6,445,210)	$6,445	6,445

Total Investments in Securities 102.38% (cost $129,548,350)		151,459

Liabilities in Excess of Other Assets (2.38)%		(3,518)

Net Assets 100.00%		$147,941

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND July 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.29%

Aerospace & Defense 1.66%

Hexcel Corp.*	633,936	$15,177
Spirit AeroSystems Holdings, Inc. Class A*	926,710	18,988

Total		34,165

Air Freight & Logistics 0.97%

Atlas Air Worldwide Holdings, Inc.*	380,801	19,950

Auto Components 0.81%

Gentex Corp.	589,054	16,694

Building Products 1.16%

Crane Co.	513,200	23,771

Capital Markets 2.52%

Lazard Ltd. Class A	951,600	31,974
LPL Investment Holdings, Inc.*	598,752	19,789

Total		51,763

Chemicals 4.33%

Albemarle Corp.	439,420	29,257
Celanese Corp. Series A	538,800	29,704
Eastman Chemical Co.	310,700	30,010

Total		88,971

Commercial Banks 6.72%

BOK Financial Corp.	411,500	22,410
Comerica, Inc.	779,476	24,967
Commerce Bancshares, Inc.	503,163	20,585
Cullen/Frost Bankers, Inc.	204,669	11,028
East West Bancorp, Inc.	811,814	15,067
Hancock Holding Co.	588,599	19,394
Huntington Bancshares, Inc.	1,027,173	6,209
Signature Bank*	310,992	18,398

Total		138,058

Commercial Services & Supplies 2.25%

Tetra Tech, Inc.*	790,300	17,387
Waste Connections, Inc.	890,700	28,716

Total		46,103

Communications Equipment 0.57%

Brocade Communications Systems, Inc.*	2,121,700	11,627

Construction & Engineering 3.51%

Chicago Bridge & Iron Co. NV (Netherlands)(a)	775,700	31,998
EMCOR Group, Inc.*	612,900	17,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND July 31, 2011

Investments	Shares	Fair Value (000)
Construction & Engineering (continued)

Jacobs Engineering Group, Inc.*	589,100	$23,057

Total		72,167

Containers & Packaging 1.69%

Temple-Inland, Inc.	1,158,200	34,769

Electric: Utilities 1.99%

Cleco Corp.	524,900	18,224
NV Energy, Inc.	1,519,800	22,554

Total		40,778

Electrical Equipment 1.40%

EnerSys*	898,021	28,719

Electronic Equipment, Instruments & Components 2.57%

Amphenol Corp. Class A	316,100	15,454
Plexus Corp.*	507,100	14,965
ScanSource, Inc.*	603,500	22,299

Total		52,718

Energy Equipment & Services 5.99%

GulfMark Offshore, Inc. Class A*	301,700	14,705
Helix Energy Solutions Group, Inc.*	862,100	16,880
Key Energy Services, Inc.*	1,774,500	34,585
Rowan Cos., Inc.*	696,900	27,297
Superior Energy Services, Inc.*	711,200	29,508

Total		122,975

Food Products 1.28%

Bunge Ltd.	380,800	26,203

Gas Utilities 1.33%

UGI Corp.	898,000	27,209

Health Care Equipment & Supplies 3.10%

CareFusion Corp.*	755,800	19,946
Kinetic Concepts, Inc.*	446,869	29,913
NuVasive, Inc.*	484,500	13,866

Total		63,725

Health Care Providers & Services 3.03%

Coventry Health Care, Inc.*	943,200	30,182
McKesson Corp.	201,200	16,321
Universal Health Services, Inc. Class B	318,402	15,806

Total		62,309

Hotels, Restaurants & Leisure 2.27%

Darden Restaurants, Inc.	431,600	21,925
Hyatt Hotels Corp. Class A*	352,100	13,658
Texas Roadhouse, Inc.	666,504	11,011

Total		46,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND July 31, 2011

Investments	Shares	Fair Value (000)
Household Durables 2.87%

Fortune Brands, Inc.	682,500	$41,093
Mohawk Industries, Inc.*	344,900	17,945

Total		59,038

Information Technology Services 7.19%

Alliance Data Systems Corp.*	374,700	36,848
Amdocs Ltd. (Guernsey)*(a)	913,498	28,803
Fiserv, Inc.*	301,459	18,196
FleetCor Technologies, Inc.*	366,396	10,860
Global Payments, Inc.	495,722	23,502
Sapient Corp.*	2,117,827	29,480

Total		147,689

Insurance 3.49%

Alterra Capital Holdings Ltd.	1,429,600	31,151
Brown & Brown, Inc.	830,800	18,120
HCC Insurance Holdings, Inc.	740,003	22,296

Total		71,567

Life Sciences Tools & Services 1.73%

Charles River Laboratories International, Inc.*	411,900	16,291
PerkinElmer, Inc.	783,100	19,154

Total		35,445

Machinery 3.44%

EnPro Industries, Inc.*	221,996	10,265
SPX Corp.	315,800	23,761
Trinity Industries, Inc.	712,460	21,224
WABCO Holdings, Inc.*	243,100	15,328

Total		70,578

Marine 0.65%

Kirby Corp.*	229,938	13,410

Media 3.30%

Interpublic Group of Cos., Inc. (The)	4,336,452	42,541
John Wiley & Sons, Inc. Class A	502,400	25,150

Total		67,691

Metals & Mining 5.68%

Agnico-Eagle Mines Ltd. (Canada)(a)	294,600	16,424
Allegheny Technologies, Inc.	264,900	15,415
Carpenter Technology Corp.	488,476	28,058
IAMGOLD Corp. (Canada)(a)	1,020,200	20,404
Reliance Steel & Aluminum Co.	573,200	26,946
Worthington Industries, Inc.	449,038	9,416

Total		116,663

Oil, Gas & Consumable Fuels 2.84%

EQT Corp.	438,200	27,817

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND July 31, 2011

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels (continued)

Range Resources Corp.	467,000	$30,430

Total		58,247

Pharmaceuticals 3.04%

Warner Chilcott plc Class A (Ireland)(a)	1,127,900	23,708
Watson Pharmaceuticals, Inc.*	578,200	38,815

Total		62,523

Real Estate Investment Trusts 1.84%

Duke Realty Corp.	754,300	10,590
Host Hotels & Resorts, Inc.	890,799	14,119
Pebblebrook Hotel Trust	662,800	13,104

Total		37,813

Road & Rail 3.09%

Genesee & Wyoming, Inc. Class A*	199,500	10,981
Heartland Express, Inc.	1,214,129	18,601
Kansas City Southern*	325,600	19,324
Werner Enterprises, Inc.	619,500	14,589

Total		63,495

Semiconductors & Semiconductor Equipment 3.16%

Cypress Semiconductor Corp.*	1,052,400	21,658
International Rectifier Corp.*	481,300	12,365
Lam Research Corp.*	229,900	9,398
Silicon Laboratories, Inc.*	604,700	21,413

Total		64,834

Software 1.26%

Nuance Communications, Inc.*	1,296,500	25,943

Specialty Retail 0.93%

Francesca’s Holdings Corp.*	66,700	1,752
Men’s Wearhouse, Inc. (The)	531,639	17,432

Total		19,184

Textiles, Apparel & Luxury Goods 1.80%

PVH Corp.	517,700	37,041

Trading Companies & Distributors 0.83%

TAL International Group, Inc.	547,996	16,955

Total Common Stocks (cost $1,746,224,021)		1,977,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST-VALUE OPPORTUNITIES FUND July 31, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 4.34%

Repurchase Agreement

Repurchase Agreement dated 7/29/2011, 0.01% due 8/1/2011 with Fixed Income Clearing Corp. collateralized by $90,890,000 of Federal Home Loan Bank at 0.05% due 10/14/2011; value: $90,844,555 proceeds: $89,060,623 (cost $89,060,549)	$89,061	$89,061

Total Investments in Securities 100.63% (cost $1,835,284,570)		2,066,445

Liabilities in Excess of Other Assets (0.63)%		(12,957)

Net Assets 100.00%		$2,053,488

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following ten funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). Growth Leaders Fund commenced operations on June 24, 2011 and became effective with the SEC on June 15, 2011. Shares first became available to the public on July 1, 2011.

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. Each of International Dividend Income Fund’s and Large Cap Value Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of July 31, 2011, each Fund had open forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing each Fund’s investments carried at fair value:

	Alpha Strategy Fund				Fundamental Equity Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$—	$—	$—	$—	$4,455,673	$—	$—	$4,455,673
Investments in Underlying Funds	1,012,172	—	—	1,012,172	—	—	—	—
Repurchase Agreement	—	—	—	—	—	126,607	—	126,607

Total	$1,012,172	$—	$—	$1,012,172	$4,455,673	$126,607	$—	$4,582,280

Notes to Schedule of Investments (unaudited)(continued)

	Growth Leaders Fund				International Core Equity Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$9,600	$—	$—	$9,600	$972,942	$10,242	$—	$983,184
Preferred Stock	—	—	—	—	5,313	—	—	5,313
Repurchase Agreement	—	386	—	386	—	3,397	—	3,397

Total	$9,600	$386	$—	$9,986	$978,255	$13,639	$—	$991,894

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—	$—	$5,643	$—	$5,643
Liabilities	—	—	—	—	—	(2,911)	—	(2,911)

Total	$—	$—	$—	$—	$—	$2,732	$—	$2,732

	International Dividend Income Fund				International Opportunities Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$638,018	$5,507	$—	$643,525	$394,768	$32	$—	$394,800
Preferred Stocks	15,467	—	—	15,467	1,861	—	—	1,861
Repurchase Agreement	—	36,604	—	36,604	—	7,691	—	7,691

Total	$653,485	$42,111	$—	$695,596	$396,629	$7,723	$—	$404,352

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$3,925	$—	$3,925	$—	$3,775	$—	$3,775
Liabilities	—	(5,325)	—	(5,325)	—	(1,146)	—	(1,146)

Total	$—	$(1,400)	$—	$(1,400)	$—	$2,629	$—	$2,629

	Large Cap Value Fund				Micro Cap Growth Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$48,565	$—	$—	$48,565	$118,811	$—	$—	$118,811
Repurchase Agreement	—	1,041	—	1,041	—	3,239	—	3,239

Total	$48,565	$1,041	$—	$49,606	$118,811	$3,239	$—	$122,050

	Micro Cap Value Fund				Value Opportunities Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$145,014	$—	$—	$145,014	$1,977,384	$—	$—	$1,977,384
Repurchase Agreement	—	6,445	—	6,445	—	89,061	—	89,061

Total	$145,014	$6,445	$—	$151,459	$1,977,384	$89,061	$—	$2,066,445

*	See Schedule of Investments for fair values in each industry.

(h)	Disclosures about Derivative Instruments and Hedging Activities-International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the period ended July 31, 2011 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(continued)

As of July 31, 2011 International Core Equity Fund, International Dividend Income Fund and International Opportunities had the following forward foreign currency exchange contracts:

	Asset Derivatives	Liability Derivatives
International Core Equity Fund	$5,642,563	$(2,910,662)
International Dividend Income Fund	3,924,520	(5,324,788)
International Opportunities Fund	3,774,561	(1,145,820)

3. FEDERAL TAX INFORMATION

As of July 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follow:

	Alpha Strategy Fund	Fundamental Equity Fund	Growth Leaders Fund
Tax cost	$852,557,848	$4,042,856,012	$10,097,032

Gross unrealized gain	159,614,208	620,024,741	111,568
Gross unrealized loss	—	(80,600,287)	(222,579)

Net unrealized security gain (loss)	$159,614,208	$539,424,454	$(111,011)

	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund
Tax cost	$866,071,016	$672,239,875	$354,870,513

Gross unrealized gain	150,464,416	38,009,621	62,988,496
Gross unrealized loss	(24,640,996)	(14,653,299)	(13,507,349)

Net unrealized security gain	$125,823,420	$23,356,322	$49,481,147

	Large Cap Value Fund	Micro Cap Growth Fund	Micro Cap Value Fund
Tax cost	$43,509,471	$106,499,898	$129,560,800

Gross unrealized gain	7,242,475	21,249,667	25,852,049
Gross unrealized loss	(1,145,547)	(5,699,723)	(3,954,295)

Net unrealized security gain	$6,096,928	$15,549,944	$21,897,754

Value Opportunities Fund
Tax cost	$1,837,050,539

Gross unrealized gain	270,334,874
Gross unrealized loss	(40,940,892)

Net unrealized security gain	$229,393,982

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Notes to Schedule of Investments (unaudited)(concluded)

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Alpha Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended July 31, 2011:

Affiliated Issuer	Balance of Shares Held at 10/31/2010	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2011	Fair Value at 7/31/2011	Net Realized Gain (Loss) 11/1/2010 to 7/31/2011	Dividend Income 11/1/2010 to 7/31/2011
Lord Abbett Developing Growth Fund, Inc. - Class I	8,321,160	186,250	(212,356)	8,295,054	$203,643,570	$2,057,896	$—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	13,081,961	2,425,143	(1,132,802)	14,374,302	203,396,368	4,586,699	1,258,773
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	5,314,492	312,992	—	5,627,484	100,675,687	—	—
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	3,252,429	582,989	—	3,835,418	102,559,089	—	—
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I	5,532,997	510,028	(55,170)	5,987,855	101,434,269	(150,614)	—
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	5,330,980	623,866	(49,911)	5,904,935	200,059,211	987,634	474,600
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	5,357,688	822,488	(54,254)	6,125,922	100,403,862	103,082	405,375

Total					$1,012,172,056	$7,584,697	$2,138,748

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2011, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. - Class I	20.12%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	20.10%
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	9.95%
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	10.13%
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I	10.02%
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	19.76%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	9.92%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2011, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
NetSuite, Inc.	1.92%
athenahealth, Inc.	1.90%
Chart Industries, Inc.	1.85%
Cepheid, Inc.	1.75%
Robbins & Myers, Inc.	1.69%
Endologix, Inc.	1.61%
Hexcel Corp.	1.59%
Rosetta Resources, Inc.	1.58%
SXC Health Solutions Corp.	1.58%
Kodiak Oil & Gas Corp.	1.53%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.87%
Consumer Staples	1.04%
Energy	8.60%
Financials	7.81%
Health Care	20.54%
Industrials	16.22%
Information Technology	21.01%
Materials	2.25%
Short-Term Investment	4.66%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Incitec Pivot Ltd.	1.71%
FP Corp.	1.62%
Gerresheimer AG	1.59%
Nabtesco Corp.	1.52%
Brasil Insurance Participacoes e Administracao SA	1.45%
Minth Group Ltd.	1.42%
Start Today Co., Ltd.	1.42%
Intrum Justitia AB	1.35%
China State Construction International Holdings Ltd.	1.32%
Croda International plc	1.32%

Holdings by Sector*	% of Investments
Consumer Discretionary	22.97%
Consumer Staples	7.30%
Energy	5.15%
Financials	15.30%
Health Care	2.64%
Industrials	22.61%
Information Technology	8.42%
Materials	11.43%
Telecommunication Services	0.64%
Utilities	1.64%
Short-Term Investment	1.90%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Micro-Cap Growth Fund

Ten Largest Holdings	% of Investments
MYR Group, Inc.	2.46%
Endologix, Inc.	2.43%
Liquidity Services, Inc.	2.38%
Body Central Corp.	2.11%
Volterra Semiconductor Corp.	1.97%
FARO Technologies, Inc.	1.97%
ShoreTel, Inc.	1.86%
Velti plc	1.85%
Global Geophysical Services, Inc.	1.80%
Bravo Brio Restaurant Group, Inc.	1.75%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.65%
Consumer Staples	1.47%
Energy	3.66%
Financials	9.85%
Health Care	20.91%
Industrials	12.28%
Information Technology	30.18%
Materials	2.35%
Short-Term Investment	2.65%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro-Cap Value Fund

Ten Largest Holdings	% of Investments
Multi-Color Corp.	2.85%
Overhill Farms, Inc.	2.02%
Universal Stainless & Alloy Products, Inc.	1.70%
ICU Medical, Inc.	1.69%
Shoe Carnival, Inc.	1.67%
Summit Hotel Properties, Inc.	1.67%
Continucare Corp.	1.67%
Mobile Mini, Inc.	1.66%
CTS Corp.	1.58%
TPC Group, Inc.	1.53%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.99%
Consumer Staples	5.37%
Energy	1.41%
Financials	13.77%
Health Care	5.77%
Industrials	35.44%
Information Technology	10.66%
Materials	10.53%
Utilities	0.80%
Short-Term Investment	4.26%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Blend Trust-Small-Cap Blend Fund

Ten Largest Holdings	% of Investments
Cardtronics, Inc.	1.85%
Steelcase, Inc. Class A	1.74%
Kraton Performance Polymers, Inc.	1.74%
World Fuel Services Corp.	1.59%
Deckers Outdoor Corp.	1.56%
Semtech Corp.	1.54%
ScanSource, Inc.	1.53%
Cooper Cos., Inc. (The)	1.51%
Triumph Group, Inc.	1.48%
Complete Production Services, Inc.	1.47%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.94%
Consumer Staples	4.36%
Energy	10.02%
Financials	15.35%
Health Care	11.08%
Industrials	19.31%
Information Technology	17.09%
Materials	11.29%
Short-Term Investment	2.56%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Research Fund, Inc. – Small-Cap Value Fund

Ten Largest Holdings	% of Investments
Cabot Corp.	2.05%
Chicago Bridge & Iron Co. NV	1.75%
Hexcel Corp.	1.65%
HealthSpring, Inc.	1.48%
ScanSource, Inc.	1.33%
Superior Energy Services, Inc.	1.31%
RSC Holdings, Inc.	1.28%
Olin Corp.	1.26%
Genesco, Inc.	1.24%
Entertainment Properties Trust	1.22%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.34%
Consumer Staples	0.79%
Energy	6.00%
Financials	17.10%
Health Care	8.97%
Industrials	28.72%
Information Technology	14.79%
Materials	11.68%
Utilities	0.61%
Short-Term Investment	1.00%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust - Value Opportunities Fund

Ten Largest Holdings	% of Investments
Interpublic Group of Cos., Inc. (The)	2.06%
Fortune Brands, Inc.	1.99%
Watson Pharmaceuticals, Inc.	1.88%
PVH Corp.	1.79%
Alliance Data Systems Corp.	1.78%
Temple-Inland, Inc.	1.68%
Key Energy Services, Inc.	1.67%
Chicago Bridge & Iron Co. NV	1.55%
Lazard Ltd. Class A	1.55%
Alterra Capital Holdings Ltd.	1.51%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.92%
Consumer Staples	1.27%
Energy	8.77%
Financials	14.48%
Health Care	10.84%
Industrials	18.84%
Information Technology	14.65%
Materials	11.63%
Utilities	3.29%
Short-Term Investment	4.31%

Total	100.00%

*	A sector may comprise several industries

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: September 20, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: September 20, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 20, 2011